Dec. 16, 2024
Return Stacked(R) Bonds & Merger Arbitrage ETF
Return Stacked® Bonds & Merger Arbitrage ETF – Fund Summary
Investment Objective
Return Stacked® Bonds & Merger Arbitrage ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Return Stacked(R) Bonds & Merger Arbitrage ETF Return Stacked(R) Bonds & Merger Arbitrage ETF	[1]
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses (includes dividends and interest expense on short sales)	0.02%	[2]
Total Annual Fund Operating Expenses	0.97%
[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1949 (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Return Stacked(R) Bonds & Merger Arbitrage ETF | Return Stacked(R) Bonds & Merger Arbitrage ETF | USD ($)	99	309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that employs a hybrid management approach to achieve its investment objective by investing in two complementary strategies: an actively managed Bond strategy and a passively managed Merger Arbitrage strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s Bond strategy together with the potential returns of the Fund’s Merger Arbitrage strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s Bond strategy and approximately one dollar of exposure to the Fund’s Merger Arbitrage strategy. So, the return of the Merger Arbitrage strategy (minus the cost of financing) is essentially stacked on top of the returns of the Bond strategy.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the Bond strategy (as described below) and (b) the Merger Arbitrage strategy (as described below).

●	Bond strategy: The Fund will invest in U.S. Treasury securities, U.S. Treasury ETFs, and/or futures contracts on U.S. Treasury securities.

●	Merger Arbitrage strategy: The Fund will invest in U.S. equity securities with both long and short exposures. The Fund may either invest directly in U.S. equity securities or access them via derivative contracts (i.e., via options and swaps). The Fund may invest in or have exposure to securities issued by small-, mid-, and large-capitalization issuers. The Fund may also invest in cash or cash equivalents, such as money market funds, similar cash management vehicles, and ultra short-term bond ETFs.

The Fund will target a 100% exposure to each of its Bond strategy and its Merger Arbitrage strategy. For more information, see the section in the Fund’s Prospectus titled “Additional Information About the Fund’s Principal Investment Strategies.”

Bond Strategy:

Through its actively managed Bond strategy, the Fund seeks to capture the total return of the broad U.S. Treasury market with the objective of long-term capital appreciation. To do so, the Fund will primarily invest in U.S. Treasury futures, which are contracts for the purchase and sale of U.S. government notes or bonds for future delivery. The Fund will invest in futures contracts on U.S. Treasuries with maturities ranging from 2 to 30 years, with a target duration of 2 to 8 years.

The Fund may also invest directly in U.S. Treasury securities, including Treasury bills, notes, and bonds across the yield curve with a target duration of 2 to 8 years, as well as broad-based U.S. Treasury ETFs, which are ETFs that are designed to provide broad exposure to U.S. Treasuries. The Fund’s sub-adviser, Newfound Research LLC (“Newfound” or the “Sub-Adviser”), will favor low-cost bond ETFs that provide exposure to the overall U.S. Treasury market, and which are highly liquid.

Under normal circumstances, the Fund’s notional exposure to the Bond strategy will represent approximately 100% of the Fund’s net assets.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade. In addition, duration refers to the average life of a debt instrument and serves as a measure of that instrument’s interest rate risk. In general, when interest rates increase, the prices of fixed income securities decrease. Generally speaking, the longer an asset’s duration, the more sensitive the asset will be to changes in interest rates. For example, if interest rates increase by 1%, the market value of a bond portfolio with a duration of three years would decline by approximately 3%.

Merger Arbitrage Strategy – Overview:

Through its passively managed Merger Arbitrage strategy, the Fund’s portfolio allocated to this strategy will seek to generally track the performance of the AlphaBeta Merger Arbitrage Index (“Underlying Index”). In seeking to generally track the Underlying Index, the Fund’s Merger Arbitrage strategy portfolio will invest in U.S. equities (including large-, medium-, and small-capitalization companies) with both long and short exposures. The Fund may either invest directly in U.S. equity securities or access them via derivative contracts (i.e. via options and swaps). The Fund may also gain access to the Underlying Index via a total return swap. The Underlying Index is owned, calculated, administered, and disseminated by AlphaBeta Investment Indices Ltd. (“Index Provider”).

Merger Arbitrage Strategy – Underlying Index:

The Underlying Index employs a merger arbitrage strategy designed to capture the difference (the “spread”) between the trading price of a target company’s stock (the “Target”) after the public announcement of a merger, takeover, tender offer, leveraged buyout, or other reorganization, and the price that the acquiring company (the “Acquirer”) has agreed to pay for that stock. Only companies involved in publicly announced transactions are eligible for inclusion in the Underlying Index.

To select its constituents, the Underlying Index assesses several factors, including the probability of the merger’s completion based on a pricing model that incorporates statistically significant factors that are relevant to deal completion, such as the market capitalization of the acquirer, the payment method, estimated quality of the acquirer, whether both parties have mutually agreed to the terms of the deal, and measures of market concentration. The estimated probability of a deal’s completion is used to calculate its estimated expected return of the deal, which is used to compare the relative attractiveness of the transaction compared to others in the arbitrage universe.

The Underlying Index may also hold significant cash or cash equivalents, such as money market funds, similar cash management vehicles, and ultra short-term bond ETFs. Cash allocations typically occur when there are insufficient eligible Targets for inclusion or when a transaction represented by a Target has been consummated or abandoned. During periods of market stress or low merger and acquisition activity, the availability of suitable transactions may be significantly limited, potentially impacting the Fund’s ability to achieve its investment objective.

To be considered for the Underlying Index, a merger or acquisition deal must involve a Target company traded on major U.S. stock exchanges, with a deal value over $50 million and a deal premium below 50%. The Target must have an average daily turnover exceeding $1 million, and neither the Target nor the Acquirer (nor their ultimate parent companies) can be based in Russia or China. For cash-and-stock deals, the Acquirer must also be U.S.-traded and the deal must not require a shareholder vote by the Acquirer. Deals are included if they have at least an 85% estimated probability of completion and an estimated expected return above the risk-free rate plus 4%.

The Underlying Index can hold up to 20 deals, with a maximum leverage of 200% long and 200% short. Each deal starts with a 12.5% allocation, adjustable upon inclusion, and cannot exceed 12.5% of the Index on reconstitution. New deals are added as they are announced, with weightings based on the type of deal (cash-only or cash-and-stock). Weights can be adjusted to reduce estimated downside risk. The Fund’s Merger Arbitrage strategy may, at times, not be able to track the Underlying Index due to regulatory constraints that apply to the Fund but not the Index. For example, if, over certain periods, the Underlying Index reaches leverage levels that are incompatible with Rule 18f-4 under the 1940 Act, a rule which limits the amount of exposure funds can achieve through derivatives, the Fund will be unable to track the Underlying Index during those periods, which may limit the Fund’s ability to achieve its investment objective.

The Underlying Index assumes that a completed deal is removed from the index the day after its completion, which may not always align with the Fund's Merger Arbitrage strategy.

The Index reconstitutes based on events such as the addition or removal of deals, deal cancellation, or completion. Deals may be removed to make room for more attractive deals or if pending for over 300 days. Other factors like market conditions or corporate events can also trigger deal removal at the discretion of the Underlying Index’s Index Committee.

For more information about the Underlying Index, see “Additional Information About the Fund” below.

Merger Arbitrage Strategy – Fund Implementation:

To gain exposure to the Underlying Index, the Fund will establish long positions in shares of Targets either directly or indirectly through the use of derivative contracts (i.e., via options and swaps). When a transaction involves the exchange of an Acquirer’s common stock, the Fund will, in accordance with the Underlying Index, include short exposure in the Acquirer’s stock at the deal’s exchange ratio (the rate at which the Target’s shares are exchanged for the Acquirer’s shares). This short exposure (selling borrowed stock with the expectation of buying it back at a lower price) is designed to lock in the current deal spread and hedge against the risk of a decline in the deal value due to a decline Acquirer’s stock price. The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution) or by using derivatives, such as swaps, to gain short exposure. Additionally, the Fund may access the Underlying Index through a total return swap (a derivative contract that exchanges the total return of an asset) rather than investing directly in the individual constituents of the Underlying Index.

Although the Fund generally expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling to track the Underlying Index.

Under normal circumstances, the Fund’s exposure to the Merger Arbitrage strategy will represent approximately 100% of the Fund’s net assets. The Fund’s Merger Arbitrage strategy may involve levered exposure to U.S. equities.

Collateral

The Fund will invest in collateral, including U.S. Government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds. The collateral investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in derivative instruments (i.e., futures and swaps). The Fund’s allocation to collateral will generally range between 5% and 25% under normal circumstances.

The Fund’s investment strategies may include active and frequent trading. The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.returnstackedetfs.com.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Return Stacked(R) Bonds & Merger Arbitrage ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Return Stacked(R) Bonds & Merger Arbitrage ETF | Futures Contracts [Member]
○	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Options Contracts [Member]
○	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Swap Agreements [Member]
○	Swap Agreements. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Equity Market Risk [Member]

Equity Market Risk. By virtue of the Fund’s investments in or exposure to equity securities, the Fund is subject to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Market Capitalization Risk [Member]
Market Capitalization Risk.
Return Stacked(R) Bonds & Merger Arbitrage ETF | Large-Capitalization Investing [Member]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Mid-Capitalization Investing [Member]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Small-Capitalization Investing [Member]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Bond Risks [Member]

Bond Risks. The Fund will be subject to bond and fixed income risks through its investments in U.S. Treasury securities, U.S. Treasury ETFs, or investments in U.S. Treasury futures contracts. Changes in interest rates generally will cause the value of fixed-income and bond instruments held by Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Interest Rate Risk [Member]

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser.

Return Stacked(R) Bonds & Merger Arbitrage ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Leverage Risk [Member]

Leverage Risk. As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. You could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Short Sale Risk [Member]

Short Sale Risk. The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses. In addition, the Underlying Funds in which the Fund invests may also enter into short sales, and the Fund will bear the risk of such use.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Return Stacked(R) Bonds & Merger Arbitrage ETF | U.S. Government Obligations Risk [Member]

U.S. Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States Although U.S. Treasuries are backed by the U.S. government, those government policies may change both in terms of the payment of interest and in the payment of principal. Furthermore, while holding a Treasury until maturity can guarantee principal, selling a treasury prior to maturity or buying a treasury subsequent to issue date may put principal at risk.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Index Strategy Risk [Member]

Index Strategy Risk. The Fund’s Merger Arbitration strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and the correlation of the Fund’s Merger Arbitration portfolio to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Models and Data Risk [Member]

Models and Data Risk. The composition of the Merger Arbitration Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s Merger Arbitration portfolio can be expected to also reflect the errors.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Passive Investment Risk [Member]

Passive Investment Risk. The Fund’s Merger Arbitration strategy is passively managed. The Fund’s Merger Arbitration portfolio is generally invested in the securities and financial instruments included in, or representative of, its Index regardless of its investment merit. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Merger-Arbitrage Risk [Member]

Merger-Arbitrage Risk. Merger-arbitrage investing involves the risk that the outcome of a proposed event, whether it be a merger, reorganization, or other event, will prove incorrect and that the Fund’s return on the investment will be negative, or that the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Tracking Error Risk [Member]

Tracking Error Risk.  While the Fund’s Merger Arbitration portfolio generally seeks to track the performance, before fees and expenses, of the Index, the performance of the Fund’s Merger Arbitration portfolio and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities and financial instruments of the Index at all times or may hold securities and financial instruments not included in the Index. Also, the Fund may not be able to track the Index for certain periods due to regulatory constraints applicable to the Fund but not the Index.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Management Risk [Member]
Management Risk. The Fund’s Bond strategy is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement the Bond strategy for the Fund.
Return Stacked(R) Bonds & Merger Arbitrage ETF | Underlying ETFs Risks [Member]

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in ETFs (Underlying ETFs). There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described below.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Counterparty Risk [Member]

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Return Stacked(R) Bonds & Merger Arbitrage ETF | ETF Risks [Member]
ETF Risks.
Return Stacked(R) Bonds & Merger Arbitrage ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV and also greater than normal intraday bid-ask spreads.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Cash Redemption Risk [Member]
○	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Costs of Buying or Selling Shares [Member]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Shares May Trade at Prices Other Than NAV [Member]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant and there may be furthering widening bid-ask spreads.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Trading [Member]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Return Stacked(R) Bonds & Merger Arbitrage ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Market Events Risk [Member]

Market Events Risk. The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities and other financial instruments. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation (or expectations of inflation), deflation (or expectations of deflation), changes in the actual or perceived creditworthiness of issuers, general market liquidity, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds and depositary accounts. The Fund will incur expenses when investment in money market instruments, which will reduce performance. Money market instruments may lose money.

Return Stacked(R) Bonds & Merger Arbitrage ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Return Stacked(R) Bonds & Merger Arbitrage ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.